LONG-TERM INVESTMENTS - Available-for-sale investments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017
Shanghai Shenmin Medical Technology Company Limited
Available-for-sale investments
Percentage of equity interest acquired	20.00%
Cash consideration to acquire available-for-sale security	$ 1,897
Unrealized gain recognized		$ 0	$ 0
Unrealized loss recognized		0	0
HDF
Available-for-sale investments
Percentage of equity interest acquired	1.00%
Cash consideration to acquire available-for-sale security	$ 5,000
Unrealized gain (loss), net of tax		$ 885	$ (161)